Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 1,529	$ 1,274	$ 1,130
Acquisitions and contributions	2	0	0
Income on investments in associates and joint ventures	446	287	188
Translation differences	(40)	(7)	(36)
Distributed dividends	(94)	(59)	(41)
Adjustment for inflation	61	34	33
Capitalization in associates and joint ventures	1	0	0
Amount at the end of year	$ 1,905	$ 1,529	$ 1,274